Summary of our Four Foreign Currency Purchase Contracts (Detail) In Millions	12 Months Ended								3 Months Ended		12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 2010 Forward currency purchase contracts USD ($)	Dec. 31, 2010 Forward currency purchase contracts EUR (€)	Dec. 31, 2009 Forward currency purchase contracts USD ($)	Dec. 31, 2010 Forward currency purchase contracts Group 1 USD ($)	Dec. 31, 2010 Forward currency purchase contracts Group 1 EUR (€)	Dec. 31, 2009 Forward currency purchase contracts Group 1 USD ($)	Sep. 30, 2010 Forward currency purchase contracts Group 4 USD ($)	Sep. 30, 2010 Forward currency purchase contracts Group 4 EUR (€)	Dec. 31, 2010 Forward currency purchase contracts Group 4 USD ($)	Dec. 31, 2010 Forward currency purchase contracts Group 4 EUR (€)	Dec. 31, 2010 Forward currency purchase contracts Group 2 USD ($)	Dec. 31, 2010 Forward currency purchase contracts Group 2 EUR (€)	Dec. 31, 2009 Forward currency purchase contracts Group 2 USD ($)	Dec. 31, 2010 Forward currency purchase contracts Group 3 USD ($)	Dec. 31, 2010 Forward currency purchase contracts Group 3 EUR (€)	Dec. 31, 2009 Forward currency purchase contracts Group 3 USD ($)	Dec. 31, 2010 Group 1	Dec. 31, 2010 Group 2	Dec. 31, 2010 Group 3	Dec. 31, 2010 Group 4
Fair Value			$ 6.9		$ 1.7	$ 2.8		$ (0.1)			$ (1.0)		$ 2.2		$ 0.7	$ 2.9		$ 1.1
Change Fair Value			5.2		(4.4)	2.9		(1.8)			(1.0)		1.5		(1.2)	1.8		(1.4)
Transaction Date																			Feb. 28, 2008	Feb. 28, 2008	May 31, 2008	Jul. 31, 2010
Forward Purchase Date											Oct. 01, 2014	Oct. 01, 2014							Aug. 31, 2011	Feb. 28, 2013	May 31, 2014	Oct. 31, 2014
Transaction Amount	$ 114	€ 80	$ 114	€ 80		$ 43	€ 30		$ 26	€ 20	$ 26	€ 20	$ 22	€ 15		$ 23	€ 15